Assets Held For Sale - Additional Information (Detail) $ in Thousands, ¥ in Millions			1 Months Ended				12 Months Ended
	Oct. 09, 2015 CNY (¥)	Feb. 12, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥) Property	Dec. 31, 2014 USD ($) Property	May. 31, 2014 CNY (¥)	May. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) Property	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Oct. 09, 2015 USD ($)	Feb. 12, 2015 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Short-term loan				$ 14,734					$ 21,402
Number of loans repaid | Property							2
Loan fully repaid period							Apr. 05, 2016
Carrying value for assets held for sale				11,949					11,445
Sale of floors in a building							$ 20,678
Guanghuan Xinwang Co Limited ("Guanghuanxinwang")
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of floors in a building			¥ 160	$ 24,700	¥ 41	$ 6,335
Number of Floors sold in the same building | Property			3	3
Number of building floors pledged for loans | Property			2	2
Carrying value of the pledged property									2,783
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Carrying value of the pledged property									2,851
Maturity period of loans		12 months					12 months
Short-term loan		¥ 40						¥ 40	6,175		$ 6,175
Beijing Yaxunxinwang Technology Limited ("Yaxunxinwang")
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Carrying value of the pledged property									2,851
Maturity period of loans	30 days
Short-term loan	¥ 20							¥ 20	$ 3,087	$ 3,087
Loan fully repaid period							Apr. 05, 2016